Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
While our recurring annual equity grants in recent years have not included stock options, AO LTIPs or similar option-like instruments, we maintain the following policy with respect to the timing of equity award grants:
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With respect to regular annual equity compensation grants to employees, including NEOs, the grant date for the equity award or option-like instrument is the date that the grant is approved by the Compensation Committee, typically around mid-January

•
With respect to “off-cycle” equity grants made at different times of the year, including for new hires or other special circumstances, the Compensation Committee generally schedules the grant date to be on a date that is not within a “Blackout Period” under the Company’s Insider Trading Policy

Where awards are denominated by value, the number of shares subject to the award (and the exercise price in the case of option-like instruments) is determined based on the trading price of our common shares on the NYSE on the applicable grant date. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method
•
With respect to regular annual equity compensation grants to employees, including NEOs, the grant date for the equity award or option-like instrument is the date that the grant is approved by the Compensation Committee, typically around mid-January

•
With respect to “off-cycle” equity grants made at different times of the year, including for new hires or other special circumstances, the Compensation Committee generally schedules the grant date to be on a date that is not within a “Blackout Period” under the Company’s Insider Trading Policy

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false